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                  STAG VARIABLE LIFE LAST SURVIVOR II SERIES I
                             SEPARATE ACCOUNT VL II
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-88261

                        SUPPLEMENT DATED AUGUST 15, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

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               SUPPLEMENT DATED AUGUST 15, 2003 TO YOUR PROSPECTUS

The following Sub-Accounts are reopened to premium payments and transfers of Account Value for policy owners whose policies were issued before August 1, 2003. These Sub-Accounts will close again as of the close of the New York Stock Exchange on October 31, 2003.

-   Fidelity VIP Asset Manager(SM) Portfolio Sub-Account
-   Fidelity VIP Overseas Porfolio Sub-Account
-   Hartford Global Advisers Fund Sub-Account
-   Hartford Global Leaders Fund Sub-Account
-   Hartford Global Technology Fund Sub-Account
-   Putnam VT Diversified Income Fund Sub-Account
-   Putnam VT Global Asset Allocation Fund Sub-Account
-   Putnam VT Health Sciences Fund Sub-Account
-   Putnam VT International Growth and Income Fund Sub-Account
-   Putnam VT International New Opportunities Fund Sub-Account
-   Putnam VT Investors Fund Sub-Account
-   Putnam VT Money Market Fund Sub-Account
-   Putnam VT New Value Fund Sub-Account
-   Putnam VT OTC & Emerging Growth Fund Sub-Account
-   Putnam VT The George Putnam Fund of Boston Sub-Account
-   Putnam VT Utilities Growth and Income Fund Sub-Account
-   Putnam VT Vista Fund Sub-Account

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4273